Loans, Financing and Debentures (Details) - Schedule of Maturities of Short- and Long-Term Loans - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	R$ 681,938	R$ 554,638
1 year [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	177,311	198,213
2 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	36,873	101,109
3 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	152,755	87,975
4 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	188,003	84,234
5 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	42,097	78,610
Above 5 years [Member]
Schedule of Maturities of Short- and Long-Term Loans [Line Items]
Maturities of short and long-term loans	R$ 84,899	R$ 4,497